COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCY [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
2018	$6,366
2019	3,792
2020	3,031
2021 and thereafter	1,686

Total	$14,875

Schedule of future minimum payments related to long-term debts
2018	$59,260
2019	3,074
2020	44,591

Total	$106,925